Debt and Warrant Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Debt and Warrant Liabilities
Schedule of debt

			September 30,	December 31,
	Maturities	Effective Rate	2024	2023
John Redmond notes	2018 - 2024	12.00% -14.50%	22,096,055	22,096,055
Seaport notes	2024	12%	16,264,584	12,670,200
Catalytic notes	2020	12%	1,563,796	1,563,796
Seed financing notes	2024	12%	7,908,456	6,503,456
Bay Point notes	2023	15%	813,633	813,633
Total Principal			$48,646,524	$43,647,140
Accrued interest (compounded)			54,277,109	45,348,977
Total debt			$102,923,633	$88,996,117
Reported as:
Short-term debt			102,923,633	$88,996,117
Total			$102,923,633	$88,996,117

			For the Year
			Ended	For the Year Ended
	Maturities	Effective Rate	December 31, 2023	December 31, 2022
Seaport notes	2023	12%	12,670,200	4,681,000
John Redmond notes	2018 – 2024	12.00% – 14.50%	22,096,055	21,851,055
Catalytic notes	2020	12%	1,563,796	1,421,633
Seed financing notes	2024	12%	6,503,456	6,424,145
Bay Point notes	2023	15%	813,633	670,000
Total Principal			$43,647,140	$35,047,833
Unamortized discount, including debt issuance costs			—	(148,890)
Accrued interest (compounded)			45,348,977	37,979,648
Total debt			$88,996,117	$72,878,591
Reported as:
Short-term debt			$88,996,117	$66,257,134
Long-term debt			—	6,621,457
Total			$88,996,117	$72,878,591

Schedule of Azure notes

			Principal and Accrued Interest
			As of September 30,	As of December 31,
Issuance date	Maturities	Interest Rate	2024	2023
January 1, 2021	March 31, 2024	12.00%	$1,077,528	$985,227
January 1, 2021	March 31, 2024	12.00%	5,253,215	4,803,224
October 25, 2021	March 31, 2024	14.50%	610,489	547,938
October 25, 2021	March 31, 2024	14.50%	1,373,600	1,232,860
October 1, 2022	March 31, 2024	14.50%	1,300,754	1,167,478
Total			$9,615,586	$8,736,727

			Principal and Accrued Interest
			For the Year Ended	For the Year Ended
Issuance date	Maturities	Interest Rate	December 31, 2023	December 31, 2022
January 1, 2021	March 31, 2024	12.00%	$985,227	$874,339
January 1, 2021	March 31, 2024	12.00%	$4,803,224	$4,020,239
October 25, 2021	March 31, 2024	14.50%	$547,938	$474,391
October 25, 2021	March 31, 2024	14.50%	$1,232,860	$1,067,379
October 1, 2022	March 31, 2024	14.50%	$1,167,478	$1,010,773

Schedule of transactions on the purchase order loan and invoice factoring services

	Three months ended	Nine months ended
	September 30, 2024	September 30, 2024
Total invoices sold to Seaport	$—	$364,780
Total cash received from Seaport	—	350,000
Total factoring amount	—	14,780

Total PO loan from Seaport	1,627,400	1,777,400
Interest paid to Seaport	162,740	177,740
Total amount in exchange for PO loan	$1,790,140	$1,955,140